Cover	Jan. 14, 2022
Cover [Abstract]
Entity Registrant Name	DYNARESOURCE, INC.
Entity Central Index Key	0001111741
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 14, 2022
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-30371
Entity Tax Identification Number	94-1589426
Entity Address Address Line 1	222 W. Las Colinas Blvd
Entity Address City Or Town	Irving
Entity Address Postal Zip Code	75039
Local Phone Number	868-9066
City Area Code	972
Entity Address Address Line 2	Suite 744 East Tower
Entity Address State Or Province	TX